DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY
11	DERIVATIVE LIABILITY

The short-term convertible note disclosed in note 10 above, has variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time. This gives rise to a derivative financial liability, which was initially valued at $77,000 at inception of the convertible note using a Black-Scholes valuation model. The value of this derivative financial liability was re-assessed at December 31, 2016 and an additional charge of $36,074 was charged to the statement of operations and comprehensive loss. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

Year ended
December 31,
2016
Conversion price	$0.22 to 0.23
Risk free interest rate	0.85%
Expected life of derivative liability	9 months
expected volatility of underlying stock	133.0%
Expected dividend rate	0%

The movement in derivative liability is as follows:

	December 31, 2016	December 31, 2015

Opening balance	$-	$-
Derivative financial liability arising from convertible note	77,000	-
Fair value adjustment to derivative liability	36,074	-
	$113,074	$-